General	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Business description:

INX Limited (the “Company”) was incorporated for the purpose of the development and operation of an integrated, regulated solution for trading blockchain assets (“INX Trading Solutions”) that will include a cryptocurrency trading platform, a security token trading platform and other services and products related to the trading of blockchain assets.

The Company’s goal in the development of INX Trading Solutions is to offer professionals in the financial services community a comprehensive, interactive platform that allows for seamless integrated trading, real-time risk management and reporting and administration tools. INX Trading Solutions will permit trading of various blockchain assets, including cryptocurrencies and security tokens, as it expands into different forms of trading products, including futures and derivative products. The Company plans to develop INX Trading Solutions as a series of centralized platforms that facilitates peer-to-peer professional trading services. This trading platform will help customers automate and coordinate front-office trading functions, middle-office risk management and reporting functions, and back-office accounting functions.

INX Trading Solutions will utilize established practices common in other regulated financial services markets, such as customary trading, clearing, and settlement procedures, regulatory compliance, capital and liquidity reserves and operational transparency.

As part of the INX decentralized blockchain ecosystem, the Company created 200 million INX Tokens (the “INX Token”).

On August 20, 2020, the SEC declared as effective the Company’s registration statement on Form F-1 filed in connection with the offering of INX Tokens (the “Offering”). The Company is offering up to 130 million INX Tokens at price of $0.90 per INX Token. The Company has met the minimum offering requirement of $7,500 and conducted closings of committed purchases of INX Tokens. In the year ended December 31, 2020, the Company issued 10,256,128 INX Tokens in the Offering for a total consideration of $9,232 and an additional 1,481,481 INX Tokens in an Ordinary Share and INX Token financing agreement, in which the consideration for the INX Tokens amounted to $1,171 (see Note (4)(d)). The Company will continue its public offering until its termination.

After the INX Securities trading platform is operational, the INX Token can be used to pay INX Securities trading platform transaction fees at a minimum discount of 10% as compared to the use of other currencies.

The Company does not intend to issue 35 million of the 200 million INX Tokens that have been created. In addition, the Company will reserve an additional 20% of INX Tokens received as payment of transaction fees, as long as the total amount of INX Tokens reserved does not exceed 35 million plus 50% of the number of INX Tokens sold by the Company to the public pursuant to the Offering and subsequent offerings of INX Tokens (excluding re-issuances of reacquired INX Tokens), up to a maximum of 100 million INX Tokens. The Company does not intend to issue these reserved INX Tokens for general fundraising purposes; these INX Tokens may be issued to finance extraordinary expenditures, as determined by the Board.

In addition, as of December 31, 2020, a total of 17,373,438 INX Tokens are reserved for issuance to employees, directors, advisors and early investors. See Note 4.

Following an amendment to the INX Token rights which was approved by the Board of Directors of the Company on May 17, 2019 (the “Token Rights Amendment”), the Holders of INX Tokens (other than the Company) will be entitled to receive a pro rata distribution of 40% (20% prior to the Token Rights Amendment) of the Company’s net cash flow from operating activities, excluding any cash proceeds from an initial sale by the Company of an INX Token (the “Adjusted Operating Cash Flow”). The distribution will be based on the Company’s cumulative Adjusted Operating Cash Flow, net of cash flows which have already formed a basis for a prior distribution, calculated as of December 31 of each year. The distribution will be paid to parties (other than the Company) holding INX Tokens as of March 31 of the following year. Distributions will be paid on April 30, commencing with the first distribution to be paid, if at all, on April 30, 2021, based on the Company’s cumulative Adjusted Operating Cash Flow calculated as of December 31, 2020.

b.	Organizational information:

The Company was incorporated in Gibraltar on November 27, 2017. Its registered office is located at 6 Bayside Road, Gibraltar. After the INX Securities Trading platform becomes fully operational, the Company intends to relocate its principal office to New York, NY.

The Company’s founding shareholders are Triple-V (1999) Ltd. (“Triple-V”), and A-Labs Finance and Advisory Ltd. (“A-Labs”), which as of December 31, 2020 own 27.83% and 9.10%, respectively, of the Company’s outstanding Ordinary shares.

The Company has incorporated in Delaware two wholly-owned US subsidiaries, INX Services, Inc., which commenced operations in March 2018, and is intended to be registered as a licensed broker-dealer; and INX Digital, Inc. which was incorporated in April 2019 and is intended to be registered as a money transmitter to operate a trading platform for cryptocurrencies.

In addition, the Company has a wholly owned subsidiary, INX Solutions Limited., incorporated in Gibraltar, through which it intends to offer its services and products to the European market. INX Solutions Limited has not yet commenced operations.

c.	COVID-19:

In early 2020, an outbreak of the novel strain of a coronavirus, which causes a disease named COVID-19, spread worldwide. As a result of the coronavirus pandemic, governments and industries have instituted drastic actions to contain the coronavirus or treat its impact. Such actions, including bans on international and domestic travel, quarantines, and prohibitions on accessing work sites, have caused significant disruptions to global and local economies and have led to dramatic volatility in the capital markets.

The extent to which the coronavirus pandemic impacts the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence. Factors that may result in material delays and complications with respect to the Company’s business, financial condition and results of operation include the duration and severity of the outbreak, and the actions that may be required to contain the coronavirus or treat its impact.

In particular, the continued spread of the coronavirus globally could adversely impact the Company’s operations, including the development of the Company’s platforms within the expected timeframes, the health and safety of the employees, the ability to complete recruitment for open employment positions, and the ability to raise capital. In addition, the coronavirus pandemic could affect the operations of key governmental agencies, such as the SEC and CFTC, which may delay the development and regulatory approval necessary to operate the Company’s platforms.

d.	Assessment of going concern:

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Since inception of activities in September 2017, the Company has incurred a loss from operations and as of December 31, 2020, the Company has an accumulated deficit of $32,667. The Company has not yet generated cash from operations and it requires financing resources to support the ongoing operations, particularly development, marketing and operational costs. The Company’s future expenditures and capital requirements will depend on numerous factors, including: the final outcome of the Offering, the progress of the platform’s development efforts, timely launch of the operations of the INX Trading platform, and the outcome of the coronavirus pandemic which may impact the Company’s operations and the ability to raise capital. The Company’s management believes that its cash balance as of December 31, 2020 as well the additional proceeds amounting to approximately $15,000 received from the Offering through the date of approval of these financial statements, are sufficient to finance the Company’s operations for at least the coming 12 months, and accordingly, has concluded that the going concern assumption is appropriate.

e.	The financial statements of the Company as of and for the year ended December 31, 2020 were authorized for issuance in accordance with a resolution of the board of directors on March 30, 2021.